Financial Instruments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Financial Instruments
Note 12: Financial Instruments
Financial assets and liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2020	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	291	655	-	-	946
Trade and other receivables	1,093	-	-	-	1,093
Other financial assets - current	56	436	-	-	492
Other financial assets - non-current (see note 13)	38	-	42	17	97
Current indebtedness	(120)	-	-	-	(120)
Trade payables (see note 14)	(177)	-	-	-	(177)
Accruals (see note 14)	(609)	-	-	-	(609)
Other financial liabilities - current (1)	(130)	(2)	-	-	(132)
Long-term indebtedness	(3,699)	-	-	-	(3,699)
Other financial liabilities - non current (see note 15) (2)	(245)	(5)	-	-	(250)
Total	(3,502)	1,084	42	17	(2,359)

December 31, 2019	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	335	490	-	-	825
Trade and other receivables	1,167	-	-	-	1,167
Other financial assets - current	98	435	-	-	533
Other financial assets - non-current (see note 13)	45	-	29	-	74
Current indebtedness	(579)	-	-	-	(579)
Trade payables (see note 14)	(265)	-	-	-	(265)
Accruals (see note 14)	(801)	-	-	-	(801)
Other financial liabilities - current (1)(3)	(365)	(7)	-	(62)	(434)
Long-term indebtedness	(2,676)	-	-	-	(2,676)
Other financial liabilities - non current (see note 15) (2)	(253)	(3)	-	-	(256)
Total	(3,294)	915	29	(62)	(2,412)

(1)	Includes lease liabilities of $ 79 million (2019—$69 million).
(2)	Includes lease liabilities of $ 245 million (2019—$253 million).
(3)
Includes a commitment to repurchase up to $200 million of common shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 16.

Cash and cash equivalents
Of total cash and cash equivalents, $45 million and $34 million at June 30, 2020 and December 31, 2019, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.
Debt-related activity
The following table provides information regarding notes that the Company issued and repaid in the six months ended June 30, 2020.

MONTH/YEAR	TRANSACTION	PRINCIPAL AMOUNT (IN MILLIONS)
Notes issued
May 2020	2.239% Notes, due 2025	C$1,400
Notes repaid
January 2020	3.309% Notes, due 2021	C$550
January 2020	3.95% Notes, due 2021	US$139
The new notes issued in May 2020 were immediately swapped into U.S. dollars and the Company used the $999
m
illion of net proceeds for general corporate purposes, which included repayment of borrowings under the Company’s credit facility.
In January 2020, the Company repaid notes prior to their scheduled maturity dates for
$640 million
.
This amount included early redemption premiums and settlement of cross-currency swaps. The repayments were funded with commercial paper borrowings.
Cross-currency interest rate swaps
The Company uses
fixed-to-fixed
cross-currency interest rate swaps to hedge its currency exposures on indebtedness. These instruments swap Canadian dollar denominated principal and interest payments into U.S. dollars. In connection with the issuance of new Canadian dollar denominated notes in May 2020, the Company entered into cross-currency interest rate swaps. At June 30, 2020, the Company recorded the swaps outstanding in the consolidated statement of financial position at fair value, which was an asset of $17 million. The swaps were designated as cash flow hedges.
The details of
these
instrument
s
are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2020 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

The ineffective portion of the cash flow hedges recognized through earnings was a gain of $7 million, which was recorded in “Other finance (costs) income” in the consolidated income statement
,
 was
reclassified from “Cash flow hedges adjustments to net earnings” in the consolidated statement of comprehensive income
,
for the three and six months ended June 30, 2020.
Commercial paper
Under its commercial paper program, the Company may issue up to $1.8 billion of notes. In January 2020, the Company issued $630 million of commercial paper, most of which was repaid in February and March 2020. At June 30, 2020, current indebtedness included $120 million of outstanding commercial paper within the consolidated statement of financial position.
Credit facility
The Company has a $1.8 billion syndicated credit facility agreement which matures in December 2024 and may be used to provide liquidity for general corporate purposes (including acquisitions or support for its commercial paper program). There were no outstanding borrowings under the facility at June 30, 2020. The Company borrowed $1.0 billion in the first quarter of 2020, which it
repaid in the second quarter of 2020. Based on the Company’s current credit ratings, the cost of borrowing under the facility is priced at LIBOR/EURIBOR plus 112.5 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $2.4 billion.
In July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it intends to phase out LIBOR by the end of 2021. As a result, public and private sector industry initiatives are currently underway to identify an alternative reference rate.
The Company must maintain a ratio of net debt as defined in the credit agreement (total debt after swaps less cash and cash equivalents) as of the last day of each fiscal quarter to EBITDA as defined in the credit agreement (earnings before interest, income taxes, depreciation and amortization and other modifications described in the credit agreement) for the last four quarters ended of not more than 4.5:1. If the Company were to complete an acquisition with a purchase price of over $500 million, the ratio of net debt to EBITDA would temporarily increase to 5.0:1 for the following
three quarters a
fter
 completion, a
fter
 which time the ratio would revert to 4.5:1. At June 30, 2020, the Company’s ratio of 1.7:1 was in compliance with this covenant.
Fair Value
The fair values of cash, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.
Debt and Related Derivative Instruments
Carrying Amounts
Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Long-term indebtedness” and “Current indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, both current and non-current,
in the consolidated statement of financial position, as appropriate.
Fair Value
The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and considering non-performance
risk.
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2020	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset )
Commercial paper	120	-	120	-
C$1,400 , 2.239 % Notes, due 2025	1,022	(17)	1,053	(17)
$600 , 4.30 % Notes, due 2023	596	-	662	-
$450, 3.85% Notes, due 2024 (1)	240	-	262	-
$500 , 3.35 % Notes, due 2026	497	-	544	-
$350, 4.50% Notes, due 2043 (1)	116	-	126	-
$350 , 5.65 % Notes, due 2043	342	-	470	-
$400 , 5.50 % Debentures, due 2035	395	-	498	-
$500 , 5.85 % Debentures, due 2040	491	-	630	-
Total	3,819	(17)	4,365	(17)
Current portion	120	-
Long-term portion	3,699	(17)

	Carrying Amount		Fair Value
December 31, 2019	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	1	-	1	-
C$550 , 3.309 % Notes, due 2021	435	62	435	62
$350, 3.95% Notes, due 2021 (1)	143	-	143	-
$600 , 4.30 % Notes, due 2023	596	-	639	-
$450, 3.85% Notes, due 2024 (1)	240	-	254	-
$500 , 3.35 % Notes, due 2026	496	-	513	-
$350, 4.50% Notes, due 2043 (1)	116	-	120	-
$350 , 5.65 % Notes, due 2043	342	-	412	-
$400 , 5.50 % Debentures, due 2035	395	-	447	-
$500 , 5.85 % Debentures, due 2040	491	-	592	-
Total	3,255	62	3,556	62
Current portion	579	62
Long-term portion	2,676	-

(1)	Notes were partially redeemed in October 2018.
Fair value estimation
The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2020				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	655	-	655

Warrants (1)	-	-	436	436

Financial assets at fair value through earnings	-	655	436	1,091

Financial assets at fair value through other comprehensive income (2)	21	21	-	42

Derivatives used for hedging (3)	-	17	-	17

Total assets	21	693	436	1,150

Liabilities

Contingent consideration (4)	-	-	(7)	(7)

Financial liabilities at fair value through earnings	-	-	(7)	(7)

Total liabilities	-	-	(7)	(7)

December 31, 2019				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	490	-	490

Warrants (1)	-	-	435	435

Financial assets at fair value through earnings	-	490	435	925

Financial assets at fair value through other comprehensive income (2)	2	27	-	29

Total assets	2	517	435	954

Liabilities

Forward exchange contracts (5)	-	(7)	-	(7)

Contingent consideration (4)	-	-	(3)	(3)

Financial liabilities at fair value through earnings	-	(7)	(3)	(10)

Derivatives used for hedging (3)	-	(62)	-	(62)

Total liabilities	-	(69)	(3)	(72)

(1)	Warrants related to the Company’s equity method investment in Refinitiv (see note 9).
(2)	Investments in entities over which the Company does not have control, joint control or significant influence.
(3)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(4)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
(5)	Used to manage foreign exchange risk on cash flows excluding indebtedness.
The following reflects the change in the fair value of the Refinitiv
w
arrants, which are a level 3 in the fair value measurement hierarchy, for the six months ended June 30, 2020:

Six months ended June 30,

2020
December 31, 2019	435
Gain recognized within other operating gains, net	1
June 30, 2020	436
The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2020.
Valuation Techniques
The fair value of financial instruments that are not traded in an active market (for example, over-the-counter
derivatives) is deter
m
ined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Specific valuation techniques used to value financial instruments include:

●	quoted market prices or dealer quotes for similar instruments;
●	the fair value of cross-currency interest rate swaps and forward foreign exchange contracts are calculated as the present value of the estimated future cash flows based on observable yield curves; and
●	the fair value of contingent consideration is calculated based on estimates of future revenue performance.
Valuation of the Refinitiv Warrants
On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv, in which the Company owns a 45%
(1)
interest, to LSEG, in an all share transaction that valued Refinitiv at $27 billion (as of the announcement date), but LSEG may, at its option, settle up to $2.5 billion of the consideration in cash (see note 9). Under the terms of the warrant agreement, the proposed transaction will constitute a change in control whereby the exercise of the warrants in connection with the closing of the transaction will increase the Company’s ownership of Refinitiv from 45%
(1)
to 47.6%
(1)
. Reflecting the entry into a definitive agreement for the sale of the Refinitiv business, the value of the warrants at June 30, 2020 is primarily based on the number of incremental shares in Refinitiv to which the Company is entitled upon closing and the share price of LSEG on June 30, 2020. The valuation also incorporates (on a weighted-average basis) other outcomes based on the likelihood of the proposed transaction closing. In future periods, the warrants will be revalued based on the share price of LSEG at each reporting date and will reflect management’s continuing assessment about the likelihood that the proposed transaction will close, including progress towards obtaining regulatory clearances and satisfying customary closing conditions.
The Monte Carlo simulation approach, which is incorporated into the valuation of the Refinitiv warrants, generates values based on the random outcomes from a probability distribution. Key inputs under the Monte Carlo approach include: the estimated equity value of Refinitiv; the capitalization structure of Refinitiv; the expected volatility; the risk-free rate of return; annual dividends or distributions; and assumptions about the timing of a liquidity event. An increase in the equity value would typically result in an increase in the fair value of the warrants and conversely, a decrease would typically result in a decrease in the fair value of the warrants.

(1)	Represents ownership interest before dilution for management equity triggered by a change in control.